Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	€ (5,327,508)	€ (3,247,566)
Change in fair value of derivatives liabilities	2,341,845	2,816,150
Depreciation and amortization	261,679	66,513
Accrued advisory services performed by related parties	633,753	68,500
Inventory	(65,790)	(31,845)
Accounts receivable and other receivables	272,127	(359,611)
Deferred IPO costs	(1,098,273)
Accrued liabilities	735,649	(372,896)
Trade payables	528,559	419,784
Deferred tax asset		125,523
Net cash flow used in operating activities	(1,717,959)	(515,448)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures for property, plant and equipment	(36,000)	(6,176)
Intangible assets	(590,993)	(464,670)
Net cash flow used in investing activities	(626,993)	(470,846)
CASH FLOWS FROM FINANCING ACTIVITIES
Bank overdraft	(108,299)	108,299
Payments made on lease liability	(89,163)	(60,603)
Advances from derivative liabilities	2,588,369	859,638
Payments made on loans to related parties	(9,800)	(13,400)
Net cash flow provided by financing activities	2,381,107	893,934
Net Cash Flow	36,155	(92,360)
Cash and cash equivalents at beginning of year	448	92,808
Cash and cash equivalents at end of year	36,603	448
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Increase in right-of-use assets via additional capital lease obligations	€ 697,588